TAX EXPENSE (Details) - Schedule of Reconciliation of the Charge Resulting from Applying the Standard UK Corporation Tax Rate - The Group - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TAX EXPENSE (Details) - Schedule of Reconciliation of the Charge Resulting from Applying the Standard UK Corporation Tax Rate [Line Items]
Profit before tax from continuing operations	£ 1,329	£ 4,123	£ 4,280
UK corporation tax thereon	(253)	(783)	(813)
Impact of surcharge on banking profits	(122)	(377)	(388)
Non-deductible costs: conduct charges	(24)	(283)	(189)
Non-deductible costs: bank levy	(30)	0	0
Other non-deductible costs	(62)	(77)	(74)
Non-taxable income	37	36	25
Tax relief on coupons on other equity instruments	79	53	52
Tax-exempt gains on disposals	0	25	11
Tax losses where no deferred tax recognised	(3)	(7)	(9)
Remeasurement of deferred tax due to rate changes	435	(25)	18
Differences in overseas tax rates	10	(9)	1
Adjustments in respect of prior years	70	160	(11)
Tax credit (expense) on profit from continuing operations	£ 137	£ (1,287)	£ (1,377)